FUTURE POLICY BENEFITS - Revenue and Interest Recognized in the Statements of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Direct Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums or Assessments	$ 626	$ 327	$ 0
Interest Expense	160	47	0
Pension Risk Transfer
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums or Assessments	1,481	1,557	1,017
Interest Expense	$ 126	$ 68	$ 45